Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 11, 2023	Dec. 31, 2022	Apr. 27, 2022	Dec. 31, 2021	Sep. 22, 2021	Dec. 31, 2020	Oct. 09, 2020	Sep. 04, 2020	Jul. 16, 2020	Dec. 31, 2019	Nov. 14, 2019	Oct. 24, 2019	Oct. 10, 2019	Oct. 04, 2019	Jan. 23, 2019	Dec. 31, 2018	Sep. 28, 2018	Dec. 31, 2017	Oct. 16, 2017	Dec. 31, 2016	Jul. 29, 2016	Dec. 31, 2015	Jul. 07, 2015	Dec. 31, 2014
C000059814
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 23,723	$ 20,019		$ 16,603		$ 26,611		$ 27,924				$ 17,355						$ 12,645		$ 13,574		$ 10,627		$ 9,982		$ 10,000
C000059815
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 23,132	19,590		16,265		26,156		27,514				17,143						12,528		13,478		10,569		9,965		10,000
C000033348
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 21,405	18,453		16,210		18,792		16,383				14,628						12,111		12,745		11,007		10,098		10,000
C000033350
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 11,352	11,259		10,774		12,356		12,445				11,396						10,457		10,570		10,241		9,977		10,000
C000033346
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 26,661	23,546		19,278		25,723		22,174				17,066						12,662		13,980		10,674		10,654		10,000
C000033344
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 44,631	34,030		24,668		35,349		29,086				19,199						14,736		14,834		11,607		10,643		10,000
C000046995
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 30,444	24,600		19,574		23,531		19,031				16,830						13,392		13,691		11,229		10,109		10,000
C000014754
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 15,348	13,910		12,797		13,097		12,446				11,960						10,956		11,219		10,551		9,711		10,000
C000014724
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 26,552	23,362		21,576		23,566		19,335				17,521						13,550		13,550		11,243		10,094		10,000
C000014725
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 25,902	22,855		21,156		23,162		19,052				17,311						13,417		13,454		11,189		10,066		10,000
C000014727
Account Value [Line Items]
Line Graph and Table Measure Name	Class IV
Account Value	$ 26,550	23,357		21,569		23,559		19,326				17,518						13,544		13,544		11,236		10,087		10,000
C000014751
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 22,660	20,626		18,419		19,184		15,948				15,390						12,088		13,034		11,046		9,370		10,000
C000014752
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 22,098	20,168		18,045		18,854		15,712				15,203						11,970		12,935		10,991		9,349		10,000
C000014753
Account Value [Line Items]
Line Graph and Table Measure Name	Class IV
Account Value	$ 22,652	20,631		18,415		19,180		15,946				15,388						12,088		13,034		11,047		9,371		10,000
C000154836
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 14,779	13,766		12,312		14,458		13,845				12,087						10,515		11,488		9,700		9,420	$ 10,000
C000060396
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 22,513	19,501		16,286		19,213		15,986				14,180						11,422		12,793		10,662		9,842		10,000
C000060397
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 22,304	19,333		16,173		19,076		15,883				14,111						11,384		12,754		10,646		9,825		10,000
C000244891
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,403	10,724	$ 10,000
C000060405
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 16,810	15,373		13,557		15,691		14,121				12,871						11,067		11,779		10,516		9,895		10,000
C000060404
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 16,669	15,257		13,463		15,601		14,055				12,815						11,030		11,764		10,498		9,894		10,000
C000244895
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 11,616	10,611	10,000
C000060400
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 19,609	17,418		14,957		17,587		15,193				13,605						11,317		12,307		10,609		9,885		10,000
C000060401
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 19,423	17,260		14,844		17,474		15,095				13,542						11,263		12,263		10,590		9,867		10,000
C000244893
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,026	10,672	10,000
C000060408
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 13,572	12,903		11,847		13,458		12,880				11,960						10,797		11,075		10,413		9,935		10,000
C000060409
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 13,447	12,794		11,756		13,370		12,809				11,905						10,757		11,045		10,385		9,927		10,000
C000244897
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 11,077	10,514	10,000
C000139947
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 15,264	14,017		12,437		14,397		13,060				12,400						10,872		11,667		10,148		9,597		10,000
C000125905
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 14,956	13,758		12,231		14,193		12,893				12,275						10,781		11,594		10,102		9,571		10,000
C000139946
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 17,090	15,352		13,632		16,054		13,873				12,901						11,161		11,973		10,149		9,538		10,000
C000125904
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 16,742	15,072		13,406		15,815		13,703				12,764						11,059		11,901		10,103		9,512		10,000
C000060402
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 18,336	16,493		14,347		16,699		14,695				13,266						11,212		12,064		10,578		9,902		10,000
C000060403
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 18,168	16,374		14,249		16,593		14,624				13,211						11,182		12,035		10,560		9,893		10,000
C000244894
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 11,843	10,640	10,000
C000060398
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 21,056	18,513		15,680		18,450		15,620				13,902						11,365		12,542		10,615		9,857		10,000
C000060399
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 20,871	18,355		15,567		18,342		15,537				13,840						11,323		12,512		10,597		9,849		10,000
C000244892
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,199	10,707	10,000
C000060406
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 15,749	14,611		13,060		15,020		13,751				12,598						11,024		11,565		10,506		9,912		10,000
C000060407
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 15,615	14,482		12,965		14,915		13,680				12,544						10,975		11,524		10,487		9,894		10,000
C000244896
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 11,422	10,575	10,000
C000059803
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 12,001	11,764		10,954		12,658		12,750				11,664						10,615		10,744		10,337		9,968		10,000
C000059804
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 11,702	11,504		10,734		12,445		12,562				11,521						10,512		10,667		10,280		9,948		10,000
C000112230
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 9,323	9,150		8,523		9,864	$ 10,000
C000059805
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,173	11,918		11,073		12,792		12,856				11,750						10,674		10,786		10,364		9,981		10,000
C000074474
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 34,568	28,150		22,724		29,171		22,398				18,838						13,689		13,865		10,891		10,509		10,000
C000074472
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 33,715	27,523		22,275		28,655		22,057				18,609						13,550		13,762		10,831		10,482		10,000
C000074469
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 24,431	21,187		19,465		19,688		14,634				14,419						11,358		12,529		11,529		9,573		10,000
C000074470
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 24,022	20,866		19,204		19,456		14,485				14,286						11,277		12,456		11,487		9,556		10,000
C000220662
Account Value [Line Items]
Line Graph and Table Measure Name	Class X
Account Value	$ 19,546	16,925		15,528		15,688		11,646		$ 10,000
C000220661
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 19,333	16,792		15,436		15,640		11,641		10,000
C000139944
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,025	10,907		10,369		11,972		12,226				11,405						10,522		10,560		10,241		10,014		10,000
C000033502
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 11,194	11,067		10,502		12,104		12,342				11,499						10,586		10,618		10,276		10,035		10,000
C000059800
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 22,435	20,652		17,125		22,217		17,520				15,455						12,265		13,019		10,976		9,968		10,000
C000059801
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 22,311	20,568		17,044		22,120		17,451				15,398						12,216		12,978		10,965		9,958		10,000
C000074475
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 14,872	14,266		12,345		13,132		11,895				11,309						10,054		11,924		9,717		9,610		10,000
C000220664
Account Value [Line Items]
Line Graph and Table Measure Name	Class X
Account Value	$ 14,441	13,827		11,954		12,698		11,483	$ 10,000
C000220663
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 14,277	13,715		11,888		12,664		11,483	10,000
C000059797
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,412	11,257		10,702		12,545		12,676				11,845						10,873		10,919		10,459		9,928		10,000
C000059798
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 11,146	11,023		10,492		12,341		12,498				11,705						10,768		10,843		10,408		9,912		10,000
C000059799
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 11,585	11,411		10,830		12,679		12,791				11,936						10,941		10,970		10,492		9,944		10,000
C000192909
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 10,662	10,284		9,699		11,129		11,134				10,723						10,034		10,003	$ 10,000
C000192910
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 10,448	10,126		9,583		11,042		11,092				10,692						10,031		10,001	10,000
C000192911
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 10,739	10,363		9,772		11,211		11,211				10,770						10,061		10,009	10,000
C000168057
Account Value [Line Items]
Line Graph and Table Measure Name	Class D
Account Value	$ 12,041	11,361		10,945		14,592		15,790				13,983						11,407		13,862		9,825	$ 10,000
C000014756
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,378	10,706		10,278		13,657		14,729				13,000						10,574		12,804		9,049		8,401		10,000
C000014757
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 11,095	10,467		10,078		13,422		14,512				12,843						10,470		12,714		9,003		8,377		10,000
C000075321
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 11,543	10,850		10,400		13,793		14,855				13,102						10,632		12,862		9,078		8,410		10,000
C000014749
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 15,565	14,646		12,946		14,700		14,005				13,210						11,513		11,869		11,118		9,739		10,000
C000014696
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 10,485	10,378		9,912		11,335		11,576				10,912						10,268		10,273		10,063		9,989		10,000
C000014697
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 10,229	10,147		9,716		11,134		11,403				10,779						10,168		10,194		10,011		9,963		10,000
C000014699
Account Value [Line Items]
Line Graph and Table Measure Name	Class IV
Account Value	$ 10,485	10,378		9,912		11,336		11,576				10,912						10,277		10,273		10,063		9,989		10,000
C000139942
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 10,640	10,515		10,027		11,449		11,674				10,997						10,333		10,313		10,096		10,005		10,000
C000014718
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,562	11,023		10,524		10,389		10,389				10,364						10,183		10,043		10,001		10,000		10,000
C000079439
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 11,397	10,894		10,426		10,309		10,309				10,291						10,136		10,022		10,000		10,000		10,000
C000014719
Account Value [Line Items]
Line Graph and Table Measure Name	Class IV
Account Value	$ 11,562	11,023		10,524		10,389		10,389				10,364						10,183		10,043		10,001		10,000		10,000
C000014720
Account Value [Line Items]
Line Graph and Table Measure Name	Class V
Account Value	$ 11,599	11,053		10,547		10,409		10,409				10,382						10,195		10,050		10,003		10,000		10,000
C000204950
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 11,479	10,928		10,417		10,273		10,273				10,243						10,049	$ 10,000
C000214896
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,713	11,580		10,209		12,582		12,540			$ 10,000
C000214897
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 13,246	12,369		10,349		12,074		10,815				10,300	$ 10,000
C000214898
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 20,112	16,042		13,010		16,178		12,447				10,619		$ 10,000
C000214899
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 16,939	14,213		11,861		14,767		12,004				11,134			$ 10,000
C000014702
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 17,951	16,128		13,252		15,431		13,697				12,689						10,652		12,463		9,779		9,694		10,000
C000033125
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 17,521	15,783		12,994		15,176		13,502				12,538						10,544		12,376		9,739		9,678		10,000
C000139945
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 16,226	15,736		13,384		15,616		14,088				13,101						10,759		12,483		9,995		9,904		10,000
C000033506
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 15,858	15,413		13,139		15,368		13,904				12,954						10,669		12,391		9,948		9,874		10,000
C000033509
Account Value [Line Items]
Line Graph and Table Measure Name	Class VIII
Account Value	$ 15,603	15,195		12,962		15,179		13,755				12,840						10,594		12,337		9,913		9,861		10,000
C000033505
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 16,469	15,951		13,551		15,783		14,221				13,210						10,838		12,549		10,029		9,926		10,000
C000014736
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 26,243	21,651		18,432		26,469		23,996				17,032						12,550		13,632		10,912		10,076		10,000
C000014737
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 25,614	21,182		18,079		26,016		23,641				16,825						12,428		13,540		10,863		10,053		10,000
C000014704
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 20,571	18,264		15,299		18,861		16,330				14,474						11,698		12,835		10,837		9,900		10,000
C000112221
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 20,883	18,512		15,489		19,069		16,476				14,580						11,777		12,893		10,866		9,921		10,000
C000074482
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 15,876	14,728		13,029		15,327		14,160				12,942						11,221		11,793		10,612		9,983		10,000
C000112234
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 16,110	14,924		13,191		15,489		14,282				13,042						11,291		11,839		10,641		9,999		10,000
C000074480
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 18,312	16,577		14,244		17,279		15,406				13,802						11,507		12,304		10,717		9,947		10,000
C000112233
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 18,596	16,803		14,415		17,472		15,548				13,907						11,578		12,365		10,752		9,961		10,000
C000014706
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 12,832	12,360		11,441		13,030		12,681				11,883						10,849		11,048		10,454		10,026		10,000
C000112222
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 13,034	12,528		11,582		13,168		12,804				11,972						10,919		11,099		10,481		10,045		10,000
C000139949
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 14,834	13,758		12,242		14,214		13,195				12,587						11,103		11,734		10,266		9,690		10,000
C000125907
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 14,488	13,465		12,008		13,990		13,005				12,438						11,007		11,663		10,228		9,676		10,000
C000139948
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 16,611	15,180		13,410		15,768		14,037				13,169						11,400		12,104		10,325		9,629		10,000
C000125906
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 16,201	14,847		13,144		15,493		13,831				13,008						11,287		12,014		10,272		9,605		10,000
C000014708
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 17,013	15,606		13,603		16,301		14,777				13,392						11,374		12,059		10,678		9,967		10,000
C000112223
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 17,270	15,819		13,761		16,479		14,921				13,492						11,451		12,121		10,711		9,985		10,000
C000014710
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 19,321	17,374		14,733		18,028		15,866				14,125						11,594		12,565		10,769		9,927		10,000
C000112224
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 19,619	17,606		14,903		18,224		16,009				14,227						11,657		12,617		10,800		9,941		10,000
C000014712
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 14,755	13,908		12,502		14,604		13,686				12,608						11,110		11,540		10,567		9,997		10,000
C000112225
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 14,982	14,089		12,642		14,758		13,809				12,702						11,175		11,590		10,600		10,016		10,000
C000203213
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 10,421	10,337		9,824		11,389		11,624				10,851					$ 10,000
C000203214
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 10,739	10,595		10,018		11,556		11,742				10,897					10,000
C000203211
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 19,585	16,947		14,066		16,821		13,803				11,923					10,000
C000203212
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 20,167	17,357		14,338		17,062		13,938				11,982					10,000
C000234864
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 18,067	13,141		7,760	$ 10,000
C000234865
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 14,315	11,633		8,670	10,000
C000234866
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 16,489	12,408		9,181	10,000
C000210766
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 22,503	18,197		14,359		17,811		13,923				11,051				$ 10,000
C000210767
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 23,095	18,580		14,594		18,009		14,006				11,070				10,000
C000234867
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 17,312	13,470		8,170	10,000
C000059820
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 30,577	25,170		20,398		24,595		19,432				17,113						13,362		14,030		11,238		9,892		10,000
C000059821
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 30,287	24,932		20,238		24,415		19,312				17,030						13,296		13,997		11,219		9,881		10,000
C000059811
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 47,502	37,682		27,839		31,812		22,650				17,411						13,339		13,762		10,570		10,343		10,000
C000059812
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 46,365	36,840		27,291		31,242		22,336				17,193						13,203		13,661		10,518		10,313		10,000
C000059825
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,964	11,357		10,719		11,330		11,380				11,027						10,569		10,466		10,266		9,992		10,000
C000059826
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 11,658	11,097		10,500		11,131		11,197				10,888						10,461		10,376		10,214		9,966		10,000
C000059827
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,140	11,509		10,846		11,456		11,478				11,109						10,633		10,517		10,303		10,006		10,000
C000138646
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 19,889	17,127		14,611		17,048		15,126				14,124						11,872		12,473		10,611		9,775		10,000
C000138647
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 26,639	21,955		17,661		20,879		17,051				15,938						13,066		13,411		11,020		10,014		10,000
C000014721
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 24,233	21,352		18,398		21,244		17,096				15,114						12,029		13,574		11,724		9,747		10,000
C000014722
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 23,728	20,952		18,091		20,927		16,876				14,957						11,926		13,486		11,669		9,723		10,000
C000034093
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 24,586	21,633		18,612		21,460		17,246				15,224						12,093		13,631		11,754		9,757		10,000
C000014739
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 19,298	18,115		15,424		17,711		13,413				12,756						10,719		12,907		11,835		9,398		10,000
C000014740
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 18,805	17,691		15,101		17,390		13,216				12,593						10,610		12,802		11,771		9,371		10,000
C000014742
Account Value [Line Items]
Line Graph and Table Measure Name	Class IV
Account Value	$ 19,281	18,117		15,407		17,697		13,414				12,757						10,720		12,907		11,834		9,390		10,000
C000014743
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 25,300	22,373		19,627		24,162		18,467				15,052						11,980		13,712		12,082		9,837		10,000
C000014744
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 24,679	21,871		19,237		23,745		18,194				14,870						11,862		13,609		12,022		9,811		10,000
C000014746
Account Value [Line Items]
Line Graph and Table Measure Name	Class IV
Account Value	$ 25,297	22,364		19,624		24,155		18,472				15,052						11,976		13,709		12,078		9,837		10,000
C000059808
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 14,421	14,618		12,638		20,359		20,582				13,626						10,234		12,250		9,740		9,951		10,000
C000059809
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 14,069	14,315		12,390		20,011		20,298				13,464						10,136		12,163		9,689		9,935		10,000
C000059822
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 16,853	15,221		13,485		18,865		12,855				13,587						10,395		10,820		10,160		9,464		10,000
C000059823
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 16,443	14,882		13,212		18,534		12,666				13,431						10,297		10,732		10,111		9,434		10,000
C000033129
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 33,448	26,809		21,284		26,057		20,298				17,174						13,094		13,728		11,296		10,116		10,000
C000033130
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 32,625	26,238		20,857		25,611		19,994				16,966						12,967		13,631		11,245		10,094		10,000
C000014735
Account Value [Line Items]
Line Graph and Table Measure Name	Class IV
Account Value	$ 33,382	26,785		21,260		26,027		20,276				17,166						13,084		13,721		11,290		10,117		10,000
C000034094
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 33,732	27,012		21,443		26,213		20,400				17,254						13,138		13,763		11,320		10,128		10,000
C000033510
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 20,266	18,279		15,710		19,817		17,353				14,543						11,638		13,127		11,497		9,512		10,000
C000033512
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 20,948	18,813		16,122		20,269		17,695				14,781						11,787		13,256		11,572		9,546		10,000
C000216457
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 25,980	21,358		16,927		16,654		12,238				10,505		10,000
C000059817
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 19,863	18,300		16,817		17,265		13,900				14,051						11,334		13,045		11,448		9,725		10,000
C000059818
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 19,664	18,126		16,685		17,142		13,822				13,982						11,290		13,000		11,420		9,711		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,486	26,239		20,831		25,784		20,536				17,013						12,998		13,714		11,322		10,048		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,486	26,239		20,831		25,784		20,536				17,013						12,998		13,714		11,322		10,048		10,000
S&P 500® Index
Account Value [Line Items]
Account Value	34,257	27,402		21,697		26,496		20,586				17,386						13,223		13,828		11,351		10,138		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,183	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
S&P 500® Index
Account Value [Line Items]
Account Value	34,257	27,402		21,697		26,496		20,586				17,386						13,223		13,828		11,351		10,138		10,000
S&P 500® Index
Account Value [Line Items]
Account Value	34,257	27,402		21,697		26,496		20,586				17,386						13,223		13,828		11,351		10,138		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
S&P 500® Index
Account Value [Line Items]
Account Value	30,991	27,402		21,697		26,496		20,586				17,386						13,223		13,828		11,351		10,138		10,000
S&P 500® Index
Account Value [Line Items]
Account Value	30,991	27,402		21,697		26,496		20,586				17,386						13,223		13,828		11,351		10,138		10,000
S&P 500® Index
Account Value [Line Items]
Account Value	30,991	27,402		21,697		26,496		20,586				17,386						13,223		13,828		11,351		10,138		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,436	26,854		21,224		26,243		20,772				17,197						13,099		13,754		11,303		10,091		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,436	26,854		21,224		26,243		20,772				17,197						13,099		13,754		11,303		10,091		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,436	26,854		21,224		26,243		20,772				17,197						13,099		13,754		11,303		10,091		10,000
FTSE World Index
Account Value [Line Items]
Account Value	25,734	21,816		17,568		21,304		17,614				15,142						11,853		12,993		10,471		9,637	10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,182	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,182	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	12,652	10,769	10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,182	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,182	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	12,652	10,769	10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,182	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,182	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	12,652	10,769	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,622	10,491	10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,182	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,182	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,182	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,182	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,182	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	12,652	10,769	10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,182	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,182	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	12,652	10,769	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,622	10,491	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,198	9,085		8,609		9,896	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
S&P 500® Index
Account Value [Line Items]
Account Value	34,257	27,402		21,697		26,496		20,586				17,386						13,223		13,828		11,351		10,138		10,000
S&P 500® Index
Account Value [Line Items]
Account Value	34,257	27,402		21,697		26,496		20,586				17,386						13,223		13,828		11,351		10,138		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,436	26,854		21,223		26,244		20,772				17,197						13,099		13,754		11,303		10,091		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,436	26,854		21,223		26,244		20,772				17,197						13,099		13,754		11,303		10,091		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	17,910	14,384		11,368		14,057		11,117		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	17,910	14,384		11,368		14,057		11,117		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,436	26,854		21,224		26,243		20,772				17,197						13,099		13,754		11,303		10,091		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,436	26,854		21,224		26,243		20,772				17,197						13,099		13,754		11,303		10,091		10,000
MSCI EAFE® Index
Account Value [Line Items]
Account Value	16,598	15,987		13,521		15,805		14,205				13,175						10,798		12,526		10,018		9,919		10,000
MSCI EAFE® Index
Account Value [Line Items]
Account Value	13,261	12,773		10,802		12,627		11,349	10,000
MSCI EAFE® Index
Account Value [Line Items]
Account Value	13,261	12,773		10,802		12,627		11,349	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,704	10,572		10,018		11,517		11,697				10,880						10,007		10,006	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,704	10,572		10,018		11,517		11,697				10,880						10,007		10,006	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,704	10,572		10,018		11,517		11,697				10,880						10,007		10,006	$ 10,000
MSCI Emerging Markets® Index
Account Value [Line Items]
Account Value	14,995	13,949		12,700		15,893		16,308				13,784						11,640		13,626		9,926	$ 10,000
MSCI Emerging Markets® Index
Account Value [Line Items]
Account Value	14,291	13,294		12,104		15,147		15,542				13,137						11,093		12,987		9,460		8,508		10,000
MSCI Emerging Markets® Index
Account Value [Line Items]
Account Value	14,291	13,294		12,104		15,147		15,542				13,137						11,093		12,987		9,460		8,508		10,000
MSCI Emerging Markets® Index
Account Value [Line Items]
Account Value	14,291	13,294		12,104		15,147		15,542				13,137						11,093		12,987		9,460		8,508		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
iMoneyNet Money Fund Average™ Government All
Account Value [Line Items]
Account Value	11,596	11,052		10,550		10,412		10,409				10,380						10,198		10,056		10,009		10,001		10,000
iMoneyNet Money Fund Average™ Government All
Account Value [Line Items]
Account Value	11,596	11,052		10,550		10,412		10,409				10,380						10,198		10,056		10,009		10,001		10,000
iMoneyNet Money Fund Average™ Government All
Account Value [Line Items]
Account Value	11,596	11,052		10,550		10,412		10,409				10,380						10,198		10,056		10,009		10,001		10,000
iMoneyNet Money Fund Average™ Government All
Account Value [Line Items]
Account Value	11,596	11,052		10,550		10,412		10,409				10,380						10,198		10,056		10,009		10,001		10,000
iMoneyNet Money Fund Average™ Government All
Account Value [Line Items]
Account Value	11,424	10,889		10,394		10,257		10,255				10,227						10,047	$ 10,000
MSCI Emerging Markets® Index
Account Value [Line Items]
Account Value	11,212	10,429		9,496		11,883		12,193			$ 10,000
MSCI EAFE® Index
Account Value [Line Items]
Account Value	13,034	12,554		10,618		12,411		11,155				10,346	$ 10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	20,950	16,826		13,298		16,443		13,015				10,775		10,000
MSCI ACWI® ex USA
Account Value [Line Items]
Account Value	15,985	15,147		13,101		15,596		14,465				13,073						10,759		12,539		9,859		9,434		10,000
MSCI ACWI® ex USA
Account Value [Line Items]
Account Value	15,985	15,147		13,101		15,596		14,465				13,073						10,759		12,539		9,859		9,434		10,000
MSCI EAFE® Index
Account Value [Line Items]
Account Value	16,598	15,987		13,521		15,805		14,205				13,175						10,798		12,526		10,018		9,919		10,000
MSCI EAFE® Index
Account Value [Line Items]
Account Value	16,598	15,987		13,521		15,805		14,205				13,175						10,798		12,526		10,018		9,919		10,000
MSCI EAFE® Index
Account Value [Line Items]
Account Value	16,598	15,987		13,521		15,805		14,205				13,175						10,798		12,526		10,018		9,919		10,000
MSCI EAFE® Index
Account Value [Line Items]
Account Value	16,598	15,987		13,521		15,805		14,205				13,175						10,798		12,526		10,018		9,919		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,486	26,239		20,831		25,784		20,536				17,013						12,998		13,714		11,322		10,048		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,486	26,239		20,831		25,784		20,536				17,013						12,998		13,714		11,322		10,048		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,183	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,183	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,183	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,183	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,183	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,183	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,183	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,183	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,183	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,183	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,183	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,183	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,183	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	0	0		0		0		0				0						0		0		0		0		0
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,669	10,538		9,985		11,479		11,658				10,844					10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,669	10,538		9,985		11,479		11,658				10,844					10,000
MSCI ACWI
Account Value [Line Items]
Account Value	19,434	16,541		13,536		16,580		13,987				12,032					10,000
MSCI ACWI
Account Value [Line Items]
Account Value	19,434	16,541		13,536		16,580		13,987				12,032					10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	14,587	11,715		9,259	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	14,587	11,715		9,259	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	14,587	11,715		9,259	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	21,664	17,328		13,721		16,756		13,018				10,995				10,000
S&P 500® Index
Account Value [Line Items]
Account Value	21,664	17,328		13,721		16,756		13,018				10,995				$ 10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	14,455	11,675		9,269	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	30,991	27,402		21,697		26,496		20,586				17,386						13,223		13,828		11,351		10,138		10,000
S&P 500® Index
Account Value [Line Items]
Account Value	30,991	27,402		21,697		26,496		20,586				17,386						13,223		13,828		11,351		10,138		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,436	26,854		21,224		26,243		20,772				17,197						13,099		13,754		11,303		10,091		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,436	26,854		21,224		26,243		20,772				17,197						13,099		13,754		11,303		10,091		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
S&P 500® Index
Account Value [Line Items]
Account Value	34,257	27,402		21,697		26,496		20,586				17,386						13,223		13,828		11,351		10,138		10,000
S&P 500® Index
Account Value [Line Items]
Account Value	34,257	27,402		21,697		26,496		20,586				17,386						13,223		13,828		11,351		10,138		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,486	26,239		20,831		25,784		20,536				17,013						12,998		13,714		11,322		10,048		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,486	26,239		20,831		25,784		20,536				17,013						12,998		13,714		11,322		10,048		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,486	26,239		20,831		25,784		20,536				17,013						12,998		13,714		11,322		10,048		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,486	26,239		20,831		25,784		20,536				17,013						12,998		13,714		11,322		10,048		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,486	26,239		20,831		25,784		20,536				17,013						12,998		13,714		11,322		10,048		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,486	26,239		20,831		25,784		20,536				17,013						12,998		13,714		11,322		10,048		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,486	26,239		20,831		25,784		20,536				17,013						12,998		13,714		11,322		10,048		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,486	26,239		20,831		25,784		20,536				17,013						12,998		13,714		11,322		10,048		10,000
MSCI EAFE® Index
Account Value [Line Items]
Account Value	16,598	15,987		13,521		15,805		14,205				13,175						10,798		12,526		10,018		9,919		10,000
MSCI EAFE® Index
Account Value [Line Items]
Account Value	16,598	15,987		13,521		15,805		14,205				13,175						10,798		12,526		10,018		9,919		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,436	26,854		21,224		26,243		20,772				17,197						13,099		13,754		11,303		10,091		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,436	26,854		21,224		26,243		20,772				17,197						13,099		13,754		11,303		10,091		10,000
S&P 500® Index
Account Value [Line Items]
Account Value	34,257	27,402		21,697		26,496		20,586				17,386						13,223		13,828		11,351		10,138		10,000
S&P 500® Index
Account Value [Line Items]
Account Value	34,257	27,402		21,697		26,496		20,586				17,386						13,223		13,828		11,351		10,138		10,000
S&P 500® Index
Account Value [Line Items]
Account Value	34,257	27,402		21,697		26,496		20,586				17,386						13,223		13,828		11,351		10,138		10,000
S&P 500® Index
Account Value [Line Items]
Account Value	34,257	27,402		21,697		26,496		20,586				17,386						13,223		13,828		11,351		10,138		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,486	26,239		20,831		25,784		20,536				17,013						12,998		13,714		11,322		10,048		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,486	26,239		20,831		25,784		20,536				17,013						12,998		13,714		11,322		10,048		10,000
S&P 500® Index
Account Value [Line Items]
Account Value	21,270	17,013		13,472		16,451		12,781				10,795		$ 10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,436	26,854		21,224		26,243		20,772				17,197						13,099		13,754		11,303		10,091		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,436	26,854		21,224		26,243		20,772				17,197						13,099		13,754		11,303		10,091		10,000
Russell 2500® Growth Index
Account Value [Line Items]
Account Value	23,712	21,664		18,216		24,686		23,502				16,731						12,613		13,631		10,952		9,981		10,000
Russell 2500® Growth Index
Account Value [Line Items]
Account Value	23,712	21,664		18,216		24,686		23,502				16,731						12,613		13,631		10,952		9,981		10,000
Blended Index
Account Value [Line Items]
Account Value	22,785	19,791		16,813		19,994		17,243				14,945						12,239		12,522		10,960		10,128		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
Russell 1000® Value Index
Account Value [Line Items]
Account Value	21,417	19,741		17,711		19,155		15,305				14,888						11,765		12,826		11,285		9,617		10,000
Russell 1000® Value Index
Account Value [Line Items]
Account Value	21,417	19,741		17,711		19,155		15,305				14,888						11,765		12,826		11,285		9,617		10,000
Russell 1000® Value Index
Account Value [Line Items]
Account Value	21,417	19,741		17,711		19,155		15,305				14,888						11,765		12,826		11,285		9,617		10,000
Blended Index
Account Value [Line Items]
Account Value	18,363	16,813		14,534		17,229		15,630				13,697						11,535		12,086		10,442		9,861	$ 10,000
Morningstar® Aggressive Target Risk Index
Account Value [Line Items]
Account Value	22,711	20,187		17,064		20,298		17,303				15,281						12,134		13,214		10,834		9,733		10,000
Morningstar® Aggressive Target Risk Index
Account Value [Line Items]
Account Value	22,711	20,187		17,064		20,298		17,303				15,281						12,134		13,214		10,834		9,733		10,000
Morningstar® Aggressive Target Risk Index
Account Value [Line Items]
Account Value	12,146	10,796	10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	17,997	16,623		14,682		17,227		15,632				13,860						11,643		12,225		10,661		9,821		10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	17,997	16,623		14,682		17,227		15,632				13,860						11,643		12,225		10,661		9,821		10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	11,559	10,676	10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	17,997	16,623		14,682		17,227		15,632				13,860						11,643		12,225		10,661		9,821		10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	17,997	16,623		14,682		17,227		15,632				13,860						11,643		12,225		10,661		9,821		10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	11,559	10,676	10,000
Morningstar® Conservative Target Risk Index
Account Value [Line Items]
Account Value	13,258	12,802		11,882		13,681		13,379				12,194						10,962		11,096		10,370		9,908		10,000
Morningstar® Conservative Target Risk Index
Account Value [Line Items]
Account Value	13,258	12,802		11,882		13,681		13,379				12,194						10,962		11,096		10,370		9,908		10,000
Morningstar® Conservative Target Risk Index
Account Value [Line Items]
Account Value	10,911	10,535	10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	17,997	16,623		14,682		17,227		15,632				13,860						11,643		12,225		10,661		9,821		10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	17,997	16,623		14,682		17,227		15,632				13,860						11,643		12,225		10,661		9,821		10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	17,997	16,623		14,682		17,227		15,632				13,860						11,643		12,225		10,661		9,821		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,182	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	17,997	16,623		14,682		17,227		15,632				13,860						11,643		12,225		10,661		9,821		10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	17,997	16,623		14,682		17,227		15,632				13,860						11,643		12,225		10,661		9,821		10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	17,997	16,623		14,682		17,227		15,632				13,860						11,643		12,225		10,661		9,821		10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	11,559	10,676	10,000
Morningstar® Moderately Aggressive Target Risk Index
Account Value [Line Items]
Account Value	20,586	18,603		16,040		18,977		16,640				14,663						11,924		12,786		10,753		9,759		10,000
Morningstar® Moderately Aggressive Target Risk Index
Account Value [Line Items]
Account Value	20,586	18,603		16,040		18,977		16,640				14,663						11,924		12,786		10,753		9,759		10,000
Morningstar® Moderately Aggressive Target Risk Index
Account Value [Line Items]
Account Value	11,889	10,744	10,000
Morningstar® Moderately Conservative Target Risk Index
Account Value [Line Items]
Account Value	15,839	14,886		13,425		15,583		14,650				13,100						11,365		11,701		10,554		9,896		10,000
Morningstar® Moderately Conservative Target Risk Index
Account Value [Line Items]
Account Value	15,839	14,886		13,425		15,583		14,650				13,100						11,365		11,701		10,554		9,896		10,000
Morningstar® Moderately Conservative Target Risk Index
Account Value [Line Items]
Account Value	11,278	10,600	$ 10,000
Russell 1000® Value Index
Account Value [Line Items]
Account Value	22,578	19,741		17,711		19,155		15,305				14,888						11,765		12,826		11,285		9,617		10,000
Russell 1000® Value Index
Account Value [Line Items]
Account Value	22,578	19,741		17,711		19,155		15,305				14,888						11,765		12,826		11,285		9,617		10,000
Russell 1000® Value Index
Account Value [Line Items]
Account Value	16,773	14,666		13,158		14,231		11,370		10,000
Russell 1000® Value Index
Account Value [Line Items]
Account Value	16,773	14,666		13,158		14,231		11,370		$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
Russell 1000® Growth Index
Account Value [Line Items]
Account Value	41,293	35,360		24,783		34,974		27,409				19,792						14,511		14,733		11,315		10,567		10,000
Russell 1000® Growth Index
Account Value [Line Items]
Account Value	41,293	35,360		24,783		34,974		27,409				19,792						14,511		14,733		11,315		10,567		10,000
MSCI EAFE® Value Index
Account Value [Line Items]
Account Value	15,252	14,432		12,133		12,850		11,588				11,901						10,251		12,029		9,905		9,432		10,000
MSCI EAFE® Value Index
Account Value [Line Items]
Account Value	15,224	14,406		12,111		12,827		11,567	10,000
MSCI EAFE® Value Index
Account Value [Line Items]
Account Value	15,224	14,406		12,111		12,827		11,567	$ 10,000
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Account Value	16,546	15,294		13,482		15,179		14,420				13,471						11,783		12,034		11,194		9,557		10,000
Bloomberg U.S. Government/Mortgage Index
Account Value [Line Items]
Account Value	10,915	10,825		10,364		11,793		12,006				11,288						10,586		10,488		10,245		10,113		10,000
Bloomberg U.S. Government/Mortgage Index
Account Value [Line Items]
Account Value	10,915	10,825		10,364		11,793		12,006				11,288						10,586		10,488		10,245		10,113		10,000
Bloomberg U.S. Government/Mortgage Index
Account Value [Line Items]
Account Value	10,915	10,825		10,364		11,793		12,006				11,288						10,586		10,488		10,245		10,113		10,000
Bloomberg U.S. Government/Mortgage Index
Account Value [Line Items]
Account Value	10,915	10,825		10,364		11,793		12,006				11,288						10,586		10,488		10,245		10,113		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	21,240	17,155		13,620		16,858		13,427				11,123			10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	16,176	14,503		12,403		15,589		13,577				11,318			$ 10,000
Russell 2000® Growth Index
Account Value [Line Items]
Account Value	20,434	18,905		15,932		21,635		21,040				15,628						12,164		13,412		10,978		9,862		10,000
Russell 2000® Growth Index
Account Value [Line Items]
Account Value	20,434	18,905		15,932		21,635		21,040				15,628						12,164		13,412		10,978		9,862		10,000
Morningstar® Aggressive Target Risk Index
Account Value [Line Items]
Account Value	22,710	20,187		17,064		20,298		17,303				15,281						12,134		13,214		10,834		9,733		10,000
Morningstar® Aggressive Target Risk Index
Account Value [Line Items]
Account Value	22,710	20,187		17,064		20,298		17,303				15,281						12,134		13,214		10,834		9,733		10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	17,998	16,623		14,682		17,227		15,632				13,860						11,643		12,225		10,661		9,821		10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	17,998	16,623		14,682		17,227		15,632				13,860						11,643		12,225		10,661		9,821		10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	17,998	16,623		14,682		17,227		15,632				13,860						11,643		12,225		10,661		9,821		10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	17,998	16,623		14,682		17,227		15,632				13,860						11,643		12,225		10,661		9,821		10,000
Morningstar® Conservative Target Risk Index
Account Value [Line Items]
Account Value	13,259	12,802		11,882		13,681		13,379				12,194						10,962		11,096		10,370		9,908		10,000
Morningstar® Conservative Target Risk Index
Account Value [Line Items]
Account Value	13,259	12,802		11,882		13,681		13,379				12,194						10,962		11,096		10,370		9,908		10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	17,998	16,623		14,682		17,227		15,632				13,860						11,643		12,225		10,661		9,821		10,000
MSCI ACWI
Account Value [Line Items]
Account Value	24,183	20,583		16,843		20,631		17,405				14,972						11,826		13,056		10,531		9,764		10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	17,998	16,623		14,682		17,227		15,632				13,860						11,643		12,225		10,661		9,821		10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	17,998	16,623		14,682		17,227		15,632				13,860						11,643		12,225		10,661		9,821		10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	17,998	16,623		14,682		17,227		15,632				13,860						11,643		12,225		10,661		9,821		10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	17,998	16,623		14,682		17,227		15,632				13,860						11,643		12,225		10,661		9,821		10,000
Morningstar® Moderate Target Risk Index
Account Value [Line Items]
Account Value	17,998	16,623		14,682		17,227		15,632				13,860						11,643		12,225		10,661		9,821		10,000
Morningstar® Moderately Aggressive Target Risk Index
Account Value [Line Items]
Account Value	20,586	18,603		16,040		18,977		16,640				14,663						11,924		12,786		10,753		9,759		10,000
Morningstar® Moderately Aggressive Target Risk Index
Account Value [Line Items]
Account Value	20,586	18,603		16,040		18,977		16,640				14,663						11,924		12,786		10,753		9,759		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
Morningstar® Moderately Conservative Target Risk Index
Account Value [Line Items]
Account Value	15,839	14,886		13,425		15,583		14,650				13,100						11,365		11,701		10,554		9,896		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
Morningstar® Moderately Conservative Target Risk Index
Account Value [Line Items]
Account Value	15,839	14,886		13,425		15,583		14,650				13,100						11,365		11,701		10,554		9,896		10,000
MSCI World Index - Net Return
Account Value [Line Items]
Account Value	21,163	17,833		14,406		17,150		14,078				12,147					10,000
MSCI World Index - Net Return
Account Value [Line Items]
Account Value	21,163	17,833		14,406		17,150		14,078				12,147					$ 10,000
S&P North American Technology Sector IndexTM
Account Value [Line Items]
Account Value	18,418	13,535		8,400	10,000
Russell 1000® Growth Index
Account Value [Line Items]
Account Value	16,735	12,549		8,795	10,000
Russell 1000® Equal Weight Technology Index
Account Value [Line Items]
Account Value	14,394	12,462		8,562	$ 10,000
Russell 1000® Growth Index
Account Value [Line Items]
Account Value	41,293	35,360		24,783		34,974		27,409				19,792						14,511		14,733		11,315		10,567		10,000
Russell 1000® Growth Index
Account Value [Line Items]
Account Value	41,293	35,360		24,783		34,974		27,409				19,792						14,511		14,733		11,315		10,567		10,000
Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Account Value [Line Items]
Account Value	11,748	11,258		10,762		11,174		11,227				10,865						10,444		10,279		10,194		10,065		10,000
Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Account Value [Line Items]
Account Value	11,748	11,258		10,762		11,174		11,227				10,865						10,444		10,279		10,194		10,065		10,000
Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Account Value [Line Items]
Account Value	11,748	11,258		10,762		11,174		11,227				10,865						10,444		10,279		10,194		10,065		10,000
Blended Index
Account Value [Line Items]
Account Value	22,768	19,775		16,800		19,979		17,229				14,934						12,230		12,512		10,951		10,120		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,433	11,292		10,700		12,300		12,493				11,620						10,688		10,687		10,321		10,055		10,000
S&P MidCap 400® Index
Account Value [Line Items]
Account Value	25,196	22,116		18,993		21,846		17,511				15,406						12,208		13,729		11,811		9,782		10,000
S&P MidCap 400® Index
Account Value [Line Items]
Account Value	25,196	22,116		18,993		21,846		17,511				15,406						12,208		13,729		11,811		9,782		10,000
S&P MidCap 400® Index
Account Value [Line Items]
Account Value	25,196	22,116		18,993		21,846		17,511				15,406						12,208		13,729		11,811		9,782		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,486	26,239		20,831		25,784		20,536				17,013						12,998		13,714		11,322		10,048		10,000
Russell 2000® Value Index
Account Value [Line Items]
Account Value	19,766	18,449		16,091		18,816		14,669				14,020						11,455		13,146		12,190		9,253		10,000
Russell 2000® Value Index
Account Value [Line Items]
Account Value	19,766	18,449		16,091		18,816		14,669				14,020						11,455		13,146		12,190		9,253		10,000
Russell 2000® Value Index
Account Value [Line Items]
Account Value	19,766	18,449		16,091		18,816		14,669				14,020						11,455		13,146		12,190		9,253		10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	20,517	19,029		16,274		20,455		17,815				14,850						11,831		13,295		11,596		9,559		10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	20,517	19,029		16,274		20,455		17,815				14,850						11,831		13,295		11,596		9,559		10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	20,517	19,029		16,274		20,455		17,815				14,850						11,831		13,295		11,596		9,559		10,000
MSCI EAFE® Growth Index
Account Value [Line Items]
Account Value	17,641	17,287		14,702		19,081		17,152				14,500						11,337		13,005		10,093		10,409		10,000
MSCI EAFE® Growth Index
Account Value [Line Items]
Account Value	17,641	17,287		14,702		19,081		17,152				14,500						11,337		13,005		10,093		10,409		10,000
Dow Jones U.S. Select Real Estate Securities Index
Account Value [Line Items]
Account Value	15,621	14,895		13,063		17,659		12,103				13,629						11,072		11,560		11,141		10,446		10,000
Dow Jones U.S. Select Real Estate Securities Index
Account Value [Line Items]
Account Value	15,621	14,895		13,063		17,659		12,103				13,629						11,072		11,560		11,141		10,446		10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	21,225	19,029		16,274		20,455		17,815				14,850						11,831		13,295		11,596		9,559		10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	21,225	19,029		16,274		20,455		17,815				14,850						11,831		13,295		11,596		9,559		10,000
Russell Midcap® Value Index
Account Value [Line Items]
Account Value	20,838	19,277		17,103		19,442		15,149				14,433						11,359		12,951		11,426		9,522		10,000
Russell Midcap® Value Index
Account Value [Line Items]
Account Value	$ 20,838	$ 19,277		$ 17,103		$ 19,442		$ 15,149				$ 14,433						$ 11,359		$ 12,951		$ 11,426		$ 9,522		$ 10,000